Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Going Concern [Abstract]
Incurred recurring operating losses including net losses	¥ 188,000		¥ 83,000	¥ 166,500
Net cash used in operating activities	(34,722)	$ (4,755)	(74,892)	(109,679)
Accumulated deficit	(1,421,097)		(1,233,106)		$ (194,690)
Cash and cash equivalents	6,300		¥ 9,564	¥ 69,895	$ 863	$ 1,310	¥ 63,461
Working capital deficit	¥ 65,000